The net income (loss) per common share amounts were determined as follows (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Numerator:
Net income (loss) available to common shareholders			$ (2,566,574)	$ 1,100,073	$ 1,187,176	$ (3,879,846)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	3,198,658	1,067,074	2,572,772	797,126	1,084,324	86,542
Effect of common stock equivalents
Add: interest expense on convertible debt			$ 19,247	$ 44,110	$ 259,086	$ 454,765
Add: amortization of debt discount			130,139	67,357	326,238	800,149
Less: gain on settlement of debt on convertible notes			(41,249)	(2,845,742)	4,835,429	67,623
Add (Less): loss (gain) on change of derivative liabilities			76,444	939,873	845,586	180,552
Net income (loss) adjusted for common stock equivalents			(2,381,993)	(694,329)	(2,217,343)	(2,512,003)
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest				144,158	$ 404,173
[custom:WeightedAverageNumberOfDilutedSharesOutstanding1]	3,198,658	5,268,957
Net income (loss) available to common shareholders			(4,886,380)	2,681,933
Add: interest expense on convertible debt			35,237	253,691
Add: amortization of debt discount			442,075	694,168
Less: gain on settlement of debt on convertible notes			(1,004,615)	(4,793,113)
Add (Less): loss (gain) on change of derivative liabilities			88,551	507,674
Net income (loss) adjusted for common stock equivalents			$ (5,325,132)	$ (655,647)
Net income (loss) per share – diluted	$ (0.80)	$ (0.13)	$ (1.90)	$ (0.13)	$ (0.37)	$ (44.83)
Warrant [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest				$ 950,001	$ 950,000
Convertible Class C Preferred Shares [Member]
Dilutive effect of common stock equivalents:
Convertible notes and accrued interest				$ 3,107,724	$ 3,631,533